Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, authorized		87,589,983
Convertible preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Convertible preferred stock shares authorized	51,141,064	51,141,064	25,828,896
Convertible preferred stock shares issued	47,243,806	47,243,806
Convertible preferred stock shares outstanding	47,243,806	47,243,806
Convertible preferred stock liquidation preference value	$ 195,823	$ 195,823
Common Class A [Member]
Common stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	78,000,000	78,000,000	40,000,000
Common stock, issued	13,386,958	13,296,584	7,745,744
Common stock, outstanding	13,386,958	13,296,584	7,745,744
Common Class B [Member]
Common stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	9,589,983	9,589,983	9,589,983
Common stock, issued	0	0
Common stock, outstanding	0	0
RENEO PHARMACEUTICALS INC [Member]
Common stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	200,000,000	200,000,000	200,000,000
Common stock, issued	3,342,080	3,342,080	2,469,955
Common stock, outstanding	3,342,080	3,342,080	2,469,955